Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred units, redemption value	$ 162,120,000	$ 146,944,000
Common Stock, par value		$ 0.001	$ 0.001
Common Stock, shares authorized		250,000,000	250,000,000
Common Stock, shares issued		25,321,524	25,321,524
Common Stock, shares outstanding		24,147,270	24,147,270
Pro Forma
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, shares authorized		10,000,000	10,000,000
Preferred Stock, shares issued		0	0
Preferred Stock, shares outstanding		0	0
Class A Common Units
Common units, authorized (in shares)	20,000,000	20,000,000	15,000,000
Common units, issued (in shares)	5,601,478	5,601,478	5,594,385
Common units, outstanding (in shares)	5,601,478	5,601,478	5,594,385
Class B Common Units
Common units, authorized (in shares)	3,458,522	3,458,522	2,154,816
Common units, issued (in shares)	2,607,309	2,670,668	1,612,311
Common units, outstanding (in shares)	2,607,309	2,670,668	1,612,311
Convertible Preferred Units
Preferred stock, redemption value			$ 62,120,000
Preferred Stock, shares authorized			5,259,000
Preferred Stock, shares issued			5,103,048
Preferred Stock, shares outstanding			5,103,048